Note 8 - Stock: Preferred Stock (Details) (USD $)	3 Months Ended				12 Months Ended												92 Months Ended	95 Months Ended
	Mar. 31, 2014		Apr. 15, 2008		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2013	Mar. 31, 2014	Nov. 25, 2008
Details
Convertible Preferred Stock Series C Issued	375.5	[1],[2],[3]			3,380	[1],[2],[3]
Convertible Preferred Stock Series B Issued							1,116	[1],[3],[4]	1,030	[1],[3],[4]
Convertible Preferred Stock Series A Issued									419	[1],[3],[5]	575	[1],[3],[5]	810	[1],[3],[5]	562	[1],[3],[5]
Convertible Preferred Stock issued for cash																			890	[1],[3],[5]
Preferred stock issued for bridge financing																	$ 889,875	$ 889,875
Common Stock issued	0		1,082,500	[6]
Accrued dividends	$ 1,495,388				$ 1,353,961		$ 861,872										$ 1,353,961	$ 1,495,388

[1]	par value $0.10
[2]	Series C
[3]	$1,000 per share
[4]	Series B
[5]	Series A
[6]	$0.85 per common share